Earnings Per Share	12 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share

6. Earnings Per Share.

The following details the computations of the basic and diluted earnings per common share. (Dollars in thousands, except per share amounts.)

	Years Ended September 30
	2014	2013	2012
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,629	9,523	9,360

Common shares issuable under share
based payment plans which are
potentially dilutive	81	82	114

Common shares used for diluted
earnings per common share	9,710	9,605	9,474

Net income	$10,019	15,385	7,808

Earnings per common share
Basic	$1.04	1.62	.83
Diluted	$1.03	1.60	.82

For 2014, 2013 and 2012, 31,790, 87,550, and 164,560 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.